CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from operations					$ (185,865,000)	$ (247,834,000)	$ (163,672,000)
Other income:
NET LOSS ATTRIBUTABLE TO OPENDOOR TECHNOLOGIES INC.				$ (6,321,195)
Weighted average shares outstanding, basic and diluted				10,111,790
Basic and diluted loss per ordinary share				$ (0.63)
Social Capital Member
Formation and operating costs		$ 6,059,583		$ 6,363,402
Loss from operations		(6,059,583)		(6,363,402)
Other income:
Interest income		16,290		42,207
NET LOSS ATTRIBUTABLE TO OPENDOOR TECHNOLOGIES INC.	$ (21,631)	$ (6,043,293)	$ (277,902)	$ (6,321,195)
Weighted average shares outstanding, basic and diluted	1,000	12,179,587		10,111,790
Basic and diluted loss per ordinary share	$ (21,631)	$ (0.50)		$ (0.63)